Land Use Rights (Details) - Schedule of land use rights - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Cost:
Land use rights	¥ 47,334,839	¥ 47,334,839
Less: Accumulated amortization	(10,567,510)	(9,614,364)
Land use rights, net	¥ 36,767,329	¥ 37,720,475